Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
1,459,858	Schwab U.S. TIPS ETF	$ 83,956,434	4.0

	Total Exchange-Traded Funds
	(Cost $82,273,469)	83,956,434	4.0

MUTUAL FUNDS: 96.0%
	Affiliated Investment Companies: 96.0%
13,246,941	Voya Emerging Markets Index Portfolio - Class I	123,196,548	5.9
33,041,425	Voya International Index Portfolio - Class I	269,287,611	12.9
16,622,750	Voya RussellTM Mid Cap Index Portfolio - Class I	165,230,133	7.9
10,496,566	Voya RussellTM Small Cap Index Portfolio - Class I	104,020,972	5.0
40,295,034	Voya U.S. Bond Index Portfolio - Class I	450,901,434	21.5
65,587,755	Voya U.S. Stock Index Portfolio - Class I	895,272,854	42.8

	Total Mutual Funds
	(Cost $2,221,364,247)	2,007,909,552	96.0

	Total Investments in Securities (Cost $2,303,637,716)	$ 2,091,865,986	100.0
	Liabilities in Excess of Other Assets	(437,498)	–
	Net Assets	$ 2,091,428,488	100.0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 83,956,434	$ –	$ –	$ 83,956,434
Mutual Funds	2,007,909,552	–	–	2,007,909,552
Total Investments, at fair value	$ 2,091,865,986	$ –	$ –	$ 2,091,865,986

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$ 161,258,839	$ 7,118,232	$ (5,923,543)	$ (39,256,980)	$ 123,196,548	$ -	$ 1,577,384	$ -
Voya International Index Portfolio - Class I	338,490,510	22,702,726	(13,362,028)	(78,543,597)	269,287,611	-	(116,937)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	208,068,220	21,541,060	(9,090,594)	(55,288,553)	165,230,133	-	(706,369)	-
Voya RussellTM Small Cap Index Portfolio - Class I	130,861,677	18,356,886	(5,637,401)	(39,560,190)	104,020,972	-	(543,135)	-
Voya U.S. Bond Index Portfolio - Class I	531,106,717	16,830,530	(106,692,875)	9,657,062	450,901,434	3,433,146	4,423,460	-
Voya U.S. Stock Index Portfolio - Class I	1,127,866,422	45,822,441	(55,596,946)	(222,819,063)	895,272,854	-	7,523,308	-
	$2,497,652,385	$132,371,875	$(196,303,387)	$ (425,811,321)	$2,007,909,552	$3,433,146	$12,157,711	$ -

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,325,144,120.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 25,859,563
Gross Unrealized Depreciation	(259,137,697)
Net Unrealized Depreciation	$(233,278,134)